Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2021
Operating leases treated as capital leases	$ 5		$ 4	$ 3
Lessee, Operating Lease, Term of Contract	20 years
Percentage of full time employees represented by labor union	17.00%
January12018 To December312022 [Member]
Business Combination, Minimum Capital Expenditures Over Five Year Period	$ 7,500
Capital expenditures	$ 11,900
Scenario, Forecast [Member]
2023 required efficiency spending amount		$ 52